Accumulated Other Comprehensive Loss	12 Months Ended
Dec. 31, 2011
Accumulated Other Comprehensive Loss [Abstract]
Accumulated Other Comprehensive Loss

(13) Accumulated Other Comprehensive Loss

Accumulated other comprehensive loss as reported in the consolidated balance sheets as of December 31, 2011 and 2010 was comprised of the following:

	September 30,	September 30,
	2011	2010
Foreign currency translation losses	$(4,691)	$(3,750)
Unrecognized pension and postretirement benefit costs, net of tax	(15,133)	(12,062)

Total accumulated other comprehensive loss	$(19,824)	$(15,812)